Note 1 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 19, 2023
Amortization of Intangible Assets	$ 140,000	$ 143,000	$ 151,000
Derivative, Gain (Loss) on Derivative, Net, Total	1,814,000	(1,325,000)	(1,532,000)
Subsequent Event [Member]
Dividends Payable, Amount Per Share (in dollars per share)				$ 0.22
Estimate of Fair Value Measurement [Member]
Fair Value Hedge Assets	305,000	876,000
Core Deposits [Member]
Amortization of Intangible Assets	140,000	143,000	$ 151,000
Finite-Lived Intangible Asset, Expected Amortization, Year One	139,000
Finite-Lived Intangible Asset, Expected Amortization, Year Two	121,000
Finite-Lived Intangible Asset, Expected Amortization, Year Three	38,000
Finite-Lived Intangible Asset, Expected Amortization, Year Four	37,000
Finite-Lived Intangible Asset, Expected Amortization, Year Five	$ 24,000
Ohio State Bancshares Inc [Member] | Core Deposits [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	10 years
Benchmark Bancorp, Inc. [Member] | Core Deposits [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	10 years
Minimum [Member] | Building [Member]
Property, Plant and Equipment, Useful Life (Year)	20 years
Minimum [Member] | Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Maximum [Member] | Building [Member]
Property, Plant and Equipment, Useful Life (Year)	40 years
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years
Loans Held for Sale [Member]
Unrealized Gain (Loss) on Investments	$ (0)	$ (0)